Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net income / (loss):	$ 15,103	$ (26,515)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	17,547	9,886
Amortization and write-off of financing costs	483	326
Amortization of deferred dry-docking and special survey costs	3,502	1,833
Amortization of assumed time charter	(308)	0
Equity based payments	1,999	323
Loss on derivative instruments, net	481	3,667
(Gain) / loss on sale of vessels	(7,741)	1,579
Loss on vessels held for sale	0	4,990
Changes in operating assets and liabilities:
Accounts receivable and Margin deposits	7,328	3,358
Due from related parties	293	5,856
Inventories	(1,176)	5,250
Insurance claims receivable	(134)	(937)
Prepayments and other assets	(5,091)	6,295
Accounts payable	(2,592)	793
Due to related parties	1,321	4,997
Accrued liabilities	(3,667)	(1,495)
Unearned revenue	1,239	1,287
Other liabilities	(717)	(2,048)
Dry-dockings	(7,617)	(2,159)
Accrued charter revenue	0	1
Net Cash provided by Operating Activities	20,253	17,287
Cash Flows from Investing Activities:
Proceeds from the settlement of insurance claims	1,072	358
Cash acquired from acquisition of subsidiaries (Note 1)	0	22,805
Advances for vessel acquisitions /Additions to vessel cost	(27,574)	(5,049)
Proceeds from the sale of vessels, net	43,731	18,581
Net Cash provided by Investing Activities	17,229	36,695
Cash Flows from Financing Activities:
Repayment of long-term debt	(18,196)	(155,577)
Cash contribution in relation to the Spin-Off (Note 1)	0	(230,565)
Net Cash provided by / (used in) Financing Activities	(18,196)	74,988
Net increase in cash, cash equivalents and restricted cash	19,286	128,970
Cash, cash equivalents and restricted cash at beginning of the period	215,495	2,104
Cash, cash equivalents and restricted cash at end of the period	234,781	131,074
Supplemental Cash Information:
Unfavorable charter liability assumed	(1,203)	0
Cash paid during the period for interest	4,039	3,735
Non-Cash Investing and Financing Activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 32,236	$ 13,754